OPERATING LEASES - LESSEE (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Operating Leases - Lessee
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the

Consolidated Balance Sheets was as follows:

September 30,
2024

Remaining nine months ending June 30, 2025	$66,946
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	280,867
Present value adjustment	(26,887)
Total operating lease liabilities	$253,980

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the Consolidated Balance Sheets was as follows:

June 30, 2024

2025	89,003
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	302,924
Present value adjustment	(31,272)
Total operating lease liabilities	$271,652

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE

The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s operating leases as of September 30, 2024:

September 30, 2024

Weighted-average remaining lease term, years	3.1
Weighted-average discount rate, %	7.0%